FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

INVESTMENT COMPANY ACT FILE NUMBER: 811-03221

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER: Fidelity Charles Street Trust

245 SUMMER STREET, BOSTON, MA 02210
(ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)(ZIP CODE)

CYNTHIA LO BESSETTE, SECRETARY AND CHIEF LEGAL OFFICER, 245 SUMMER STREET, BOSTON, MA 02210
(NAME AND ADDRESS OF AGENT FOR SERVICE)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-563-7000

DATE OF FISCAL YEAR END: 9/30

DATE OF REPORTING PERIOD: 07/01/2019 - 06/30/2020

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS DULY CAUSED THIS REPORT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, THERE UNTO DULY AUTHORIZED.

Fidelity Charles Street Trust

BY: /s/ LAURA M. DEL PRATO*
LAURA M. DEL PRATO, TREASURER
DATE: 08/10/2020 02:33:36 PM

*BY: /s/ MARK LUNDVALL
MARK LUNDVALL, VICE PRESIDENT, FIDELITY MANAGEMENT & RESEARCH COMPANY, PURSUANT TO A POWER OF ATTORNEY DATED JUNE 1, 2019 AND FILED HEREWITH.

VOTE SUMMARY REPORT
FIDELITY ASSET MANAGER 20%
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ASSET MANAGER 30%
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ASSET MANAGER 40%
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ASSET MANAGER 50%
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ASSET MANAGER 60%
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ASSET MANAGER 70%
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY ASSET MANAGER 85%
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY HEALTH SAVINGS FUND
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

There is no proxy voting activity for the fund, as the fund did not hold any votable positions during the reporting period.

VOTE SUMMARY REPORT
FIDELITY HEALTH SAVINGS INDEX FUND
07/01/2019 - 06/30/2020

Note:  The Security ID will be the CUSIP (Committee on Uniform Securities Identification Procedures) when available. When CUSIP is not available, an alternate identifier, e.g., CINS, will be provided.

FIDELITY CONCORD STREET TRUST MEETING DATE: JUN 09, 2020
TICKER: SECURITY ID: 315911693
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Dennis J. Dirks	Management	For	Proportional
1.2	Elect Director Donald F. Donahue	Management	For	Proportional
1.3	Elect Director Bettina Doulton	Management	For	Proportional
1.4	Elect Director Vicki L. Fuller	Management	For	Proportional
1.5	Elect Director Patricia L. Kampling	Management	For	Proportional
1.6	Elect Director Alan J. Lacy	Management	For	Proportional
1.7	Elect Director Ned C. Lautenbach	Management	For	Proportional
1.8	Elect Director Robert A. Lawrence	Management	For	Proportional
1.9	Elect Director Joseph Mauriello	Management	For	Proportional
1.10	Elect Director Cornelia M. Small	Management	For	Proportional
1.11	Elect Director Garnett A. Smith	Management	For	Proportional
1.12	Elect Director David M. Thomas	Management	For	Proportional
1.13	Elect Director Susan Tomasky	Management	For	Proportional
1.14	Elect Director Michael E. Wiley	Management	For	Proportional
2	Approve Conversion from Fundamental Investment Policy to a Non-Fundamental Investment Policy	Management	For	Proportional

FIDELITY CONCORD STREET TRUST MEETING DATE: JUN 09, 2020
TICKER: SECURITY ID: 315911727
Proposal No	Proposal	Proposed By	Management Recommendation	Vote Cast
1.1	Elect Director Dennis J. Dirks	Management	For	Proportional
1.2	Elect Director Donald F. Donahue	Management	For	Proportional
1.3	Elect Director Bettina Doulton	Management	For	Proportional
1.4	Elect Director Vicki L. Fuller	Management	For	Proportional
1.5	Elect Director Patricia L. Kampling	Management	For	Proportional
1.6	Elect Director Alan J. Lacy	Management	For	Proportional
1.7	Elect Director Ned C. Lautenbach	Management	For	Proportional
1.8	Elect Director Robert A. Lawrence	Management	For	Proportional
1.9	Elect Director Joseph Mauriello	Management	For	Proportional
1.10	Elect Director Cornelia M. Small	Management	For	Proportional
1.11	Elect Director Garnett A. Smith	Management	For	Proportional
1.12	Elect Director David M. Thomas	Management	For	Proportional
1.13	Elect Director Susan Tomasky	Management	For	Proportional
1.14	Elect Director Michael E. Wiley	Management	For	Proportional
2	Approve Conversion from Fundamental Investment Policy to a Non-Fundamental Investment Policy	Management	For	Proportional
5	Avoid Holding Investments in Companies that Substantially Contribute to Genocide or Crimes Against Humanity	Shareholder	Against	Proportional

POWER OF ATTORNEY

I, the undersigned Treasurer of the following investment companies:

Fidelity Aberdeen Street Trust
Fidelity Advisor Series II
Fidelity Advisor Series IV
Fidelity Boylston Street Trust
Fidelity California Municipal Trust
Fidelity California Municipal Trust II
Fidelity Central Investment Portfolios II LLC
Fidelity Charles Street Trust
Fidelity Colchester Street Trust
Fidelity Court Street Trust
Fidelity Court Street Trust II
Fidelity Garrison Street Trust
Fidelity Hereford Street Trust
Fidelity Income Fund
Fidelity Massachusetts Municipal Trust	Fidelity Merrimack Street Trust
Fidelity Money Market Trust
Fidelity Municipal Trust
Fidelity Municipal Trust II
Fidelity Newbury Street Trust
Fidelity New York Municipal Trust
Fidelity New York Municipal Trust II
Fidelity Oxford Street Trust
Fidelity Oxford Street Trust II
Fidelity Phillips Street Trust
Fidelity Revere Street Trust
Fidelity Salem Street Trust
Fidelity School Street Trust
Fidelity Union Street Trust
Fidelity Union Street Trust II
Variable Insurance Products Fund V

in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Treasurer (collectively, the "Funds"), hereby constitute and appoint Mark Lundvall and Holly Grotnik my true and lawful attorney-in-fact, each of them singly, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, all Reports of the Proxy Voting Records of the Funds on Form N-PX under the Investment Company Act of 1940, as amended (the "Act"), or any successor thereto, and any supplements or other instruments in connection therewith, and generally do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate to cause such Form to be completed and filed in accordance with the Act and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitute may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after June 1, 2019.

WITNESS my hand on this 1st day of June 2019.

/s/ Laura M. Del Prato

Laura M. Del Prato

Treasurer